UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1 to
Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811- 22749 Date of Notification: March 28, 2017

2.	Exact name of Investment Company as specified in registration statement: Resource Real Estate Diversified Income Fund

3.
Address of principal executive office: (number, street, city, state, zip code)

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
Principal Executive Offices
One Crescent Drive, Suite 203
Philadelphia, PA 19103

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Darshan Patel
Darshan Patel
Secretary

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER
If you do not wish to sell shares at this time, please disregard this Notice.

March 28, 2017

Dear Resource Real Estate Diversified Income Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Resource Real Estate Diversified Income Fund (the “Fund”) and act as a withdrawal of the previous repurchase offer dated March 13, 2017. Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer. If you own Shares through a broker-dealer or advisor, please contact your financial consultant.

The repurchase offer period will begin on March 28, 2017 and end on April 19, 2017.  If you wish to redeem shares, please contact your financial consultant.  Any repurchase requests made under the repurchase offer dated March 13, 2017 will be honored as if made under the enclosed repurchase offer unless such request is withdrawn.

Shareholders of the Fund’s Class A and Class U shares who tender for repurchase Class A and Class U shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 0.50% of the value of the Class A and Class U shares repurchased by the Fund, payable to the Fund’s distributor out of repurchase proceeds, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Shareholders of the Fund’s Class C and Class T shares who tender for repurchase Class C and Class T shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C and Class T shares repurchased by the Fund, payable to the Fund's distributor out of repurchase proceeds. Class D, Class I and Class W shares are not subject to an early withdrawal charge. Please refer to the attached Repurchase Offer for more information.

All Repurchase Request Forms must be completed in proper form and received by Resource Real Estate Diversified Income Fund by 4:00 p.m., Eastern Time, on April 19, 2017 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Resource Real Estate Diversified Income Fund

REPURCHASE OFFER

1.          The Offer. Resource Real Estate Diversified Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C, Class D, Class I, Class T, Class U and Class W) at a price equal to the net asset value ("NAV") of each share class as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.          Net Asset Value. On March 21, 2017, the NAV of the Class A Shares (RREDX) was $10.19 per share, the NAV of the Class C Shares (CRREX) was $10.16 per share, the NAV of Class D Shares (DRREX) was $10.33 per share, the NAV of the Class I Shares (IRREX) was $10.61 per share, the NAV of the Class T Shares (RRETX) was $10.15 per share, the NAV of Class U Shares (URREX) was $10.19 per share, and the NAV of the Class W Shares (WRREX) was $10.34 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV of each share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The current NAV may be obtained by calling 1-855-747-9559 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.          Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on April 19, 2017.

4.          Repurchase Pricing Date. The NAV of each share class used to calculate the repurchase price will be determined April 19, 2017 (the "Repurchase Pricing Date"). This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5.          Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.          Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7.          Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on April 19, 2017.

8.          Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•
For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of each of the Fund’s Class A, Class C, Class D, Class I, Class T, Class U and Class W shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9.          Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.        Early Withdrawal Charges on Class A, Class C, Class T and Class U Shares. Shareholders of the Fund’s Class A and Class U shares who tender for repurchase Class A and Class U shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 0.50% of the value of the Class A and Class U shares repurchased by the Fund, payable to the Fund’s distributor out of repurchase proceeds, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Shareholders of the Fund’s Class C and Class T shares who tender for repurchase Class C and Class T shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C and Class T shares repurchased by the Fund, payable to the Fund's distributor out of repurchase proceeds. ALPS Distributors, Inc., the Fund’s distributor, may waive the imposition of the early withdrawal charge on the repurchase of Class A, Class C, Class T and Class U shares in the following situations: (1) shareholder death; or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. Class D, Class I and Class W shares are not subject to an early withdrawal charge.

11.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

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NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

March 28, 2017

Dear Resource Real Estate Diversified Income Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Resource Real Estate Diversified Income Fund (the “Fund”) and act as a withdrawal of the previous repurchase offer dated March 13, 2017. Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter, in which the Fund will offer to repurchase shares of the Fund (“Shares”) only during each regularly scheduled quarterly repurchase offer. If you own Shares through a broker-dealer or advisor, please contact your financial consultant.

The repurchase offer period will begin on March 28, 2017 and end on April 19, 2017. If you wish to redeem shares, please contact your financial consultant. Any repurchase requests made under the repurchase offer dated March 13, 2017 will be honored as if made under the enclosed repurchase offer unless such request is withdrawn.

Shareholders of the Fund’s Class A and Class U shares who tender for repurchase Class A and Class U shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 0.50% of the value of the Class A and Class U shares repurchased by the Fund, payable to the Fund’s distributor out of repurchase proceeds, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Shareholders of the Fund’s Class C and Class T shares who tender for repurchase Class C and Class T shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C and Class T shares repurchased by the Fund, payable to the Fund's distributor out of repurchase proceeds. Class D, Class I and Class W shares are not subject to an early withdrawal charge. Please refer to the attached Repurchase Offer for more information.

All Repurchase Request Forms must be completed in proper form and received by Resource Real Estate Diversified Income Fund by 4:00 p.m., Eastern Time, on April 19, 2017 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Resource Real Estate Diversified Income Fund

REPURCHASE OFFER

1.          The Offer. Resource Real Estate Diversified Income Fund (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C, Class D, Class I, Class T, Class U and Class W) at a price equal to the net asset value ("NAV") of each share class as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.          Net Asset Value. On March 21, 2017, the NAV of the Class A Shares (RREDX) was $10.19 per share, the NAV of the Class C Shares (CRREX) was $10.16 per share, the NAV of Class D Shares (DDREX) was $10.33 per share, the NAV of the Class I Shares (IRREX) was $10.61 per share, the NAV of the Class T Shares (RRETX), was $10.15 per share, the NAV of Class U Shares (URREX) was $10.19 per share, and the NAV of the Class W Shares (WRREX) was $10.34 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV of each share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The current NAV may be obtained by calling 1-855-747-9559 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.          Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on April 19, 2017.

4.          Repurchase Pricing Date. The NAV of each share class used to calculate the repurchase price will be determined April 19, 2017 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5.          Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.          Increase in Number of Shares Repurchased/Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7.          Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on April 19, 2017.

8.          Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•
For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of each of the Fund’s Class A, Class C, Class D, Class I, Class T, Class U and Class W shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9.          Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.        Early Withdrawal Charges on Class A, Class C, Class T and Class U Shares. Shareholders of the Fund’s Class A and Class U shares who tender for repurchase Class A and Class U shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 0.50% of the value of the Class A and Class U shares repurchased by the Fund, payable to the Fund’s distributor out of repurchase proceeds, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Shareholders of the Fund’s Class C and Class T shares who tender for repurchase Class C and Class T shares during the first year following such shareholder’s initial purchase will be subject to an early withdrawal charge of 1.00% of the value of the Class C and Class T shares repurchased by the Fund, payable to the Fund's distributor out of repurchase proceeds. ALPS Distributors, Inc., the Fund’s distributor, may waive the imposition of the early withdrawal charge on the repurchase of Class A, Class C, Class T and Class U shares in the following situations: (1) shareholder death; or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. Class D, Class I and Class W shares are not subject to an early withdrawal charge.

11.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund's investment adviser, the Fund's transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

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REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, WEDNESDAY,
APRIL 19, 2017

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

Regular Mail: Resource Real Estate Diversified Income Fund c/o DST Systems, Inc. PO Box 219169 Kansas City, MO 64121-9169	Overnight Mail: Resource Real Estate Diversified Income Fund c/o DST Systems, Inc. 430 W 7th St Kansas City, MO 64105

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the
Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

For Class A, Class C, Class T and Class U Shareholders Only - I understand that tendering Class A shares (RREDX) and Class U shares (URREX) for repurchase within one year (365 days) of the purchase date of such Class A and Class U shares will be subject to a 0.50% early withdrawal charge, payable to the Fund’s distributor out of repurchase proceeds if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. I further understand that tenders of Class C Shares (CRREX) and Class T Shares (RRETX) for repurchase within one year (365 days) of the purchase date of such Class C and Class T shares will be subject to a 1.00% early withdrawal charge, payable to the Fund's distributor out of repurchase proceeds.

Name(s) of Registered Shareholders:

Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:	Class A Shares (RREDX):	Class C Shares (CRREX):	Class I Shares (IRREX):

Class W Shares (WRREX):	Class D Shares (DRREX):	Class U Shares (URREX):	Class T Shares (RRETX):

(if tendering more than one share class, please submit a separate form for each share class)

Full Tender:	Please tender all shares in my account.

Partial Tender:	Please tender _________ shares from my account.

Dollar Amount:	Please tender enough shares to net $_____________.

Payment and Delivery Instructions:

[  ] Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:

[   ] Electronically deposited by ACH to my bank. (A voided check is required.)

Payee or Account Name	Account Number

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-855-747-9559 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature:	Date:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:

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